Financial liabilities designated at fair value (Detail 1) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Issued debt instruments
Equity-linked	[1]	SFr 34,162	SFr 29,831
Rates-linked		5,811	10,150
Credit-linked		2,937	4,101
Fixed-rate		3,921	2,972
Other		2,671	2,875
Total issued debt instruments		49,502	49,930
of which: issued by UBS AG with original maturity greater than one year	[2],[3]	37,266	36,347
Over-the-counter debt instruments
Equity-linked	[1]	1,350	1,992
Other		2,967	2,671
Total over-the-counter debt instruments		4,317	4,663
of which: issued by UBS AG with original maturity greater than one year	[2],[4]	3,049	4,210
Repurchase agreements		375	395
Loan commitments and guarantees	[5]	9	29
Total		54,202	55,017
of which: life-to-date own credit (gain) / loss		SFr 195	SFr (141)
Unsecured portion of issued debt instruments with original maturity greater than one year		99.00%	99.00%
Unsecured portion of over-the-counter debt instruments with original maturity greater than one year		40.00%	35.00%
UBS AG
Issued debt instruments
Equity-linked	[1]	SFr 34,162	SFr 29,831
Rates-linked		5,811	10,150
Credit-linked		2,937	4,101
Fixed-rate		3,921	2,972
Other		2,671	2,875
Total issued debt instruments		49,502	49,930
of which: issued by UBS AG with original maturity greater than one year	[2],[3]	37,266	36,347
Over-the-counter debt instruments
Equity-linked	[1]	1,350	1,992
Other		2,967	2,671
Total over-the-counter debt instruments		4,317	4,663
of which: issued by UBS AG with original maturity greater than one year	[2],[4]	3,049	4,210
Repurchase agreements		375	395
Loan commitments and guarantees	[5]	9	29
Total		54,202	55,017
of which: life-to-date own credit (gain) / loss		SFr 195	SFr (141)
Unsecured portion of issued debt instruments with original maturity greater than one year		99.00%	99.00%
Unsecured portion of over-the-counter debt instruments with original maturity greater than one year		40.00%	35.00%

[1]	Includes investment fund unit-linked instruments issued.
[2]	Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features.
[3]	More than 99% of the balance as of 31 December 2017 was unsecured (31 December 2016: more than 99% of the balance was unsecured).
[4]	More than 40% of the balance as of 31 December 2017 was unsecured (31 December 2016: more than 35% of the balance was unsecured).
[5]	Loan commitments recognized as Financial liabilities designated at fair value until drawn and recognized as Loans. See Note 1a item 3o for more information.